Employee benefits (Details 2) - Post employment benefit obligation [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Present value of defined benefit obligation [member]
Employee benefits [Line Items]
Benefit obligation at the beginning of the year	$ 8,185	$ 7,949	$ 7,324
Service cost	2	2	3
Interest cost	359	387	380
Actuarial loss	556	200	600
Benefits paid	(347)	(353)	(358)
Benefit obligation at the end of the year	8,755	8,185	7,949
Plan assets [member]
Employee benefits [Line Items]
Benefits paid	$ (347)	$ (353)	$ (358)